As filed with the Securities and Exchange Commission on December 5, 2011.

File Nos.

002-30761

811-01700

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._______

Post-Effective Amendment No.  64                        (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  39                                        (X)

FRANKLIN GOLD AND PRECIOUS METALS FUND

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA, 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code

(650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 2nd day of Decmeber, 2011.

                              FRANKLIN GOLD AND PRECIOUS METALS FUND

                              (Registrant)

By: /s/ David P. Goss

    David P. Goss

                                  Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Edward B. Jamieson*          Chief Executive Officer -

Edward B. Jamieson ..         Investment Management

                        Dated: December 2, 2011

Laura F. Fergerson *         Chief Executive Officer-Finance

Laura F. Fergerson           and Administration

                        Dated: December 2, 2011

Gaston Gardey*               Chief Financial Officer

Gaston Gardey                and Chief Accounting Officer

                             Dated: December 2, 2011

Harris J. Ashton*            Trustee

Harris J. Ashton             Dated: December 2, 2011

Sam Ginn*                    Trustee

Sam Ginn                     Dated: December 2, 2011

Edith E. Holiday*_           Trustee

Edith E. Holiday             Dated: December 2, 2011

Charles B. Johnson*          Trustee

Charles B. Johnson           Dated: December 2, 2011

Gregory E. Johnson*          Trustee

Gregory E. Johnson           Dated: December 2, 2011

J. Michael Luttig*           Trustee

J. Michael Luttig            Dated: December 2, 2011

Frank A. Olson*              Trustee

Frank A. Olson               Dated: December 2, 2011

Larry D. Thompson*           Trustee

Larry D. Thompson            Dated: December 2, 2011

John B. Wilson*              Trustee

John B. Wilson               Dated: December 2, 2011

*By  /s/ David P. Goss

David P. Goss, Attorney-in-Fact

 (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase